Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Debt Instruments
As of September 30, 2016 and December 31, 2015, our debt consisted of the following (in thousands):

	September 30,	December 31,
	2016	2015
Long-term debt
5.625% Senior Secured Notes due 2021 (“2021 Senior Notes”), net of unamortized premium of $7,573 and $8,718	$2,007,573	$2,008,718
6.25% Senior Secured Notes due 2022 (“2022 Senior Notes”)	1,000,000	1,000,000
5.625% Senior Secured Notes due 2023 (“2023 Senior Notes”), net of unamortized premium of $5,844 and $6,392	1,505,844	1,506,392
5.75% Senior Secured Notes due 2024 (“2024 Senior Notes”)	2,000,000	2,000,000
5.625% Senior Secured Notes due 2025 (“2025 Senior Notes”)	2,000,000	2,000,000
5.875% Senior Secured Notes due 2026 (“2026 Senior Notes”)	1,500,000	—
5.00% Senior Secured Notes due 2027 (“2027 Senior Notes”)	1,500,000	—
2015 Credit Facilities	—	845,000
Unamortized debt issuance costs (1)	(182,944)	(154,551)
Total long-term debt, net	11,330,473	9,205,559

Current debt
$1.2 billion Working Capital Facility (“Working Capital Facility”)	98,500	15,000
Total debt, net	$11,428,973	$9,220,559

(1)
Effective January 1, 2016, we adopted ASU 2015-03 and ASU 2015-15, which require debt issuance costs related to term notes to be presented in the balance sheet as a direct deduction from the debt liability, rather than as an asset, retrospectively for each reporting period presented. As a result, we reclassified $154.6 million from debt issuance costs, net to long-term debt, net as of December 31, 2015.

As of December 31, 2015 and 2014, our debt consisted of the following (in thousands):

	Interest	December 31,	December 31,
	Rate	2015	2014
Long-term debt
2021 Senior Notes	5.625%	$2,000,000	$2,000,000
2022 Senior Notes	6.250%	1,000,000	1,000,000
2023 Senior Notes	5.625%	1,500,000	1,500,000
2024 Senior Notes	5.750%	2,000,000	2,000,000
2025 Senior Notes	5.625%	2,000,000	—
2015 Credit Facilities (1)	(2)	845,000	—
Total long-term debt		9,345,000	6,500,000
Long-term debt premium
2021 Senior Notes		8,718	10,177
2023 Senior Notes		6,392	7,089
Unamortized debt issuance costs (3)		(154,551)	(127,491)
Total long-term debt, net		9,205,559	6,389,775
Current debt
Working Capital Facility (4)	(5)	15,000	—
Total debt, net		$9,220,559	$6,389,775

(1)	Matures on the earlier of December 31, 2020 or the second anniversary of the completion date of Trains 1 through 5 of the Liquefaction Project.

(2)
Variable interest rate, at our election, is LIBOR or the base rate plus the applicable margin. The applicable margins for LIBOR loans range from 1.30% to 1.75%, depending on the applicable 2015 Credit Facility, and the applicable margin for base rate loans is 1.75%. Interest on LIBOR loans is due and payable at the end of each LIBOR period, and interest on base rate loans is due and payable at the end of each quarter.

(3)
Effective January 1, 2016, we adopted ASU 2015-03 and ASU 2015-15, which require debt issuance costs related to term notes to be presented in the balance sheet as a direct deduction from the debt liability, rather than as an asset, retrospectively for each prior reporting period presented. As a result, we reclassified $154.6 million and $127.5 million from debt issuance costs, net to long-term debt, net as of December 31, 2015 and 2014, respectively.

(4)
Matures on December 31, 2020, with various terms for underlying loans as further described below under Working Capital Facility. As of December 31, 2014, no loans were outstanding under the $325.0 million senior letter of credit and reimbursement agreement that was entered into in April 2014 (the “LC Agreement”) it replaced.

(5)	Variable interest rates, based on LIBOR or the base rate, as further described below under Working Capital Facility.

Schedule of Maturities of Long-term Debt
Below is a schedule of future principal payments that we are obligated to make on our outstanding debt at December 31, 2015 (in thousands):

Years Ending December 31,	Principal Payments
2016	$15,000
2017	—
2018	—
2019	—
2020	845,000
Thereafter	8,500,000
Total	$9,360,000

Schedule of Line of Credit Facilities
Below is a summary of our credit facilities outstanding as of September 30, 2016 (in thousands):

	2015 Credit Facilities	Working Capital Facility
Original facility size	$4,600,000	$1,200,000
Outstanding balance	—	98,500
Commitments prepaid or terminated	2,643,867	—
Letters of credit issued	—	337,044
Available commitment	$1,956,133	$764,456

Interest rate	LIBOR plus 1.30% - 1.75% or base rate plus 1.75%	LIBOR plus 1.75% or base rate plus 0.75%
Maturity date	Earlier of December 31, 2020 or second anniversary of Trains 1 through 5 completion date	December 31, 2020, with various terms for underlying loans

Interest Income and Interest Expense Disclosure
Total interest expense consisted of the following (in thousands):

	Nine Months Ended September 30,
	2016	2015
Total interest cost	$469,546	$387,963
Capitalized interest	(370,343)	(356,702)
Total interest expense, net	$99,203	$31,261

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
The following table (in thousands) shows the carrying amount and estimated fair value of our debt:

	September 30, 2016		December 31, 2015
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Senior Notes, net of premium (1)	$11,513,417	$12,281,145	$8,515,110	$7,469,718
Credit facilities (2)	98,500	98,500	860,000	860,000

(1)
Includes 2021 Senior Notes, net of premium; 2022 Senior Notes; 2023 Senior Notes, net of premium; 2024 Senior Notes; 2025 Senior Notes; 2026 Senior Notes; and 2027 Senior Notes (collectively, the “Senior Notes”). The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of the Senior Notes and other similar instruments.

(2)
Includes 2015 Credit Facilities and Working Capital Facility. The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.

The following table shows the carrying amount and estimated fair value (in thousands) of our debt:

	December 31, 2015		December 31, 2014
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
2021 Senior Notes, net of premium (1)	$2,008,718	$1,832,955	$2,010,177	$1,985,050
2022 Senior Notes (1)	1,000,000	912,500	1,000,000	1,020,000
2023 Senior Notes, net of premium (1)	1,506,392	1,299,263	1,507,089	1,476,947
2024 Senior Notes (1)	2,000,000	1,715,000	2,000,000	1,970,000
2025 Senior Notes (1)	2,000,000	1,710,000	—	—
2015 Credit Facilities (2)	845,000	845,000	—	—
Working Capital Facility (2)	15,000	15,000	—	—

(1)
The Level 2 estimated fair value was based on quotations obtained from broker-dealers who make markets in these and similar instruments based on the closing trading prices on December 31, 2015 and 2014, as applicable.

(2)
The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.